Filed with the Securities and Exchange Commission on April 7, 2022

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 317

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 320

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Stacy H. Louizos Blank Rome LLP 1271 Avenue of the Americas New York, NY 10020	Richard A. Malinowski Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[X] on April 13, 2022 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)

[   ]   on (date) pursuant to paragraph (a)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 285 (“PEA 285”) to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 288 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed by the Registrant pursuant to Rule 485(a)(2) on October 26, 2021 via EDGAR 0001580642-21-005023) with respect to the Conductor Global Equity Vale ETF and was scheduled to become automatically effective on January 9, 2022.

Post-Effective Amendment No. 293 under the 1933 Act and Amendment No. 296 under the 1940 Act was filed by the Registrant pursuant to Rule 485(b)(1)(iii) on January 7, 2022 via EDGAR (Accession No. 0001580642-22-000145) for the purpose of designating February 6, 2022 as the new effective date of PEA 285.

Post-Effective Amendment No. 295 under the 1933 Act and Amendment No. 298 under the 1940 Act was filed by the Registrant pursuant to Rule 485(b)(1)(iii) on February 3, 2022 via EDGAR (Accession No. 0001580642-22-000629) for the purpose of designating March 4, 2022 as the new effective date of PEA 285.

Post-Effective Amendment No. 309 under the 1933 Act and Amendment No. 312 under the 1940 Act was filed by the Registrant pursuant to Rule 485(b)(1)(iii) on March 3, 2022 via EDGAR (Accession No. 0001580642-22-001161) for the purpose of designating April 1, 2022 as the new effective date of PEA 285.

Post-Effective Amendment No. 314 under the 1933 Act and Amendment No. 317 under the 1940 Act was filed by the Registrant pursuant to Rule 485(b)(1)(iii) on March 31, 2022 via EDGAR (Accession No. 0001580642-22-001810) for the purpose of designating April 6, 2022 as the new effective date of PEA 285.

Post-Effective Amendment No. 316 under the 1933 Act and Amendment No. 319 under the 1940 Act was filed by the Registrant pursuant to Rule 485(b)(1)(iii) on April 5, 2022 via EDGAR (Accession No. 0001580642-22-001944) for the purpose of designating April 8, 2022 as the new effective date of PEA 285.

This Post-Effective Amendment No. 317 under the 1933 Act and Amendment No. 320 under the 1940 Act is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 13, 2022 as the new effective date of PEA 285. This Post-Effective Amendment No. 317 incorporates by reference the information contained in Parts A, B and C of PEA 285.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 317 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 7th day of April, 2022.

Two Roads Shared Trust

By: __________________________

Jim Colantino*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	April 7, 2022
Mark Garbin*	_________________________ Trustee	April 7, 2022
Neil M. Kaufman*	_________________________ Trustee	April 7, 2022
Anita K. Krug*	_________________________ Trustee	April 7, 2022
James Colantino*	_________________________ President and Principal Executive Officer	April 7, 2022
Laura Szalyga*	_________________________ Treasurer and Principal Financial Officer	April 7, 2022

*By: /s/ Richard A. Malinowski

Richard A. Malinowski

Attorney in fact

* Pursuant to Powers of Attorney previously filed.